Stock Option Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock Option Plan [Abstract]
Stock Option Plan

12. Stock Option Plan

Equity Incentive Plan

In 2010, the Company adopted the 2010 Equity Compensation Plan (the “2010 Plan”). There have been no issuances under the 2010 Plan since the adoption of the 2016 Equity Incentive Plan (the “2016 Plan”). The 2010 Plan expired in 2025, and all options available for issuance under the 2010 Plan upon expiration were moved to the 2016 Plan. Accordingly, no shares are available for future issuance under the 2010 Plan as of June 30, 2026.

In 2016, the Company’s Board of Directors adopted the 2016 Plan under which incentive stock options (“ISOs”), nonqualified stock options (“NSOs”), stock appreciation rights (“SARs”), restricted stock, and restricted stock units (“RSUs”) may be granted to employees, directors, and consultants.

In connection with the Merger, the Company adopted the 2026 Equity Incentive Plan (the “2026 EIP”) effective on April 9, 2026. Pursuant to the Merger Agreement, the 2010 Plan and the 2016 Plan were terminated effective as of the closing of the Merger, and no further awards may be granted thereunder. All outstanding Legacy Ionetix stock options were assumed by the Company under the 2026 EIP and converted into options to purchase shares of the Company’s common stock, with the number of underlying shares and exercise price adjusted based on the Conversion Ratio. The converted options otherwise continued to be subject to substantially the same terms and conditions applicable to such options immediately prior to the Merger. The 2026 EIP provides for the issuance of incentive awards of ISOs, NSOs, SARs, RSUs and Stock Bonus Awards (“SBAs”). ISOs may be granted only to employees. The maximum aggregate number of shares of common stock that may be issued under the 2026 EIP is 11,935,631 shares.

Stock option

Stock option activity during the six months ended June 30, 2026 was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Balance as of December 31, 2025	14,162,648	$0.31	6.41	$2,541
Retroactive application of reverse recapitalization	(7,061,496)
Balance as of December 31, 2025	7,101,152	0.62	6.41	2,541
Options granted	357,965	2.17
Options exercised	(447,117)	0.30		1,107
Options cancelled	(423,460)	0.55
Balance as of June 30, 2026	6,588,540	$0.73	6.45	$14,952
Vested and expected to vest at June 30, 2026	6,588,540	$0.73	6.45	$14,952
Exercisable at June 30, 2026	4,563,093	$0.56	5.40	$11,136

The options granted during the three months ended June 30, 2026 and 2025 had a weighted-average grant-date fair value per share of $2.08 and $0.61, respectively, and the options granted during the six months ended June 30, 2026 and 2025 had a weighted-average grant-date fair value per share of $1.97 and $0.60, respectively. The total fair value of options vested was $100 and $97 during the three months ended June 30, 2026 and 2025, respectively, and $308 and $272 during the six months ended June 30, 2026 and 2025, respectively.

Fair Value Inputs

The fair value of stock options granted was estimated using the following weighted-average assumptions:

	Six Months Ended June 30,
	2026	2025
Expected term (in years)	6.1	6.1
Expected volatility	65.6%	64.9%
Risk-free rate	4.1%	4.1%
Dividend yield	—	—

Stock-Based Compensation

The Company’s total stock-based compensation for the three and six months ended June 30, 2026 and 2025 was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Cost of revenue	$16	$3	$34	$6
Research and development	13	14	24	25
Selling, general and administrative	122	89	218	258
Total stock-based compensation	$151	$106	$276	$289

As of June 30, 2026 the unrecognized stock-based compensation related to outstanding unvested options was $1.5 million and is expected to be recognized over a weighted average period of 2.6 years.

14.	Stock Option Plan

In 2010, the Company adopted the 2010 Equity Compensation Plan (the “2010 Plan”). There have been no issuances under the 2010 Plan since the adoption of the 2016 Equity Incentive Plan (the “2016 Plan”). The 2010 Plan expired in 2025, and all options available for issuance under the 2010 Plan upon expiration were moved to the 2016 Plan. Accordingly, no shares are available for future issuance under the 2010 Plan as of December 31, 2025.

In 2016, the Company’s Board of Directors adopted the 2016 Plan under which incentive stock options (“ISOs”), nonqualified stock options (“NSOs”), stock appreciation rights (“SARs”), restricted stock, and restricted stock units (“RSUs”) to employees, directors, and consultants. Under the 2016 Plan, ISOs can only be granted to employees and NSOs can be granted to employees, directors, and key advisors. The Board of Directors determines the terms and conditions of the awards, including the number of awards to be granted and vesting criteria at the time of grant. The term of each option shall be stated in the option agreement; however, the term shall be no more than ten years from the date of the grant thereof. Stock options must be granted with an exercise price no less than the stock’s fair market value at the date of grant.

Activity under the 2016 Plan and 2010 Plan consists of the following:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Balance as of December 31, 2023	10,589,851	$0.22	6.50	$954
Options granted	2,935,275	0.31
Options exercised	(266,799)	0.18		36
Options cancelled	(484,739)	0.25
Balance as of December 31, 2024	12,773,588	0.24	6.31	3,186
Options granted	4,039,029	0.49
Options exercised	(624,451)	0.21		176
Options cancelled	(2,025,518)	0.26
Balance as of December 31, 2025	14,162,648	0.31	6.41	2,541
Vested and expected to vest at December 31, 2025	14,162,648	0.31	6.41	2,541
Exercisable at December 31, 2025	9,370,813	$0.25	5.11	$2,290

The total fair value of options vested was $458 and $432 during the year ended December 31, 2025 and 2024, respectively. The options granted during the year ended December 31, 2025 and 2024 had a weighted-average grant-date fair value per share of $0.30 and $0.19, respectively.

The fair value of stock options granted was estimated using the following weighted-average assumptions:

	2025	2024
Expected term (in years)	5.9	5.7
Expected volatility	65.0%	64.7%
Risk-free rate	4.1%	4.0%
Dividend yield	—	—

The Black-Scholes option-pricing model requires the use of highly subjective assumptions which determine the fair value of stock-based awards. These assumptions include:

Expected Term — The expected term represents the period that stock-based awards are expected to be outstanding. The expected term for option grants is determined using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the stock-based awards.

Expected Volatility — Since the Company is privately held and does not have any trading history for its common stock, the expected volatility was estimated based on the average volatility for comparable publicly traded companies over a period equal to the expected term of the stock option grants. The comparable companies were chosen based on their similar size, stage in the life cycle or area of specialty.

Risk-Free Interest Rate — The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.

Expected Dividend — The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.

The Company’s total stock-based compensation was as follows:

	2025	2024
Cost of revenue	$13	$14
Research and development	57	59
Selling, general and administrative	483	440
Total stock-based compensation	$553	$513

As of December 31, 2025 the unrecognized stock-based compensation related to outstanding unvested options was $1.2 million and is expected to be recognized over a weighted average period of 2.7 years.